FUTURE POLICY BENEFITS - Schedule of Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 5,058	$ 1,501	$ 1,563
Interest Expense	315	153	68
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	436	453	114
Interest Expense	$ 78	$ 94	$ 33